Associated companies (Tables)	12 Months Ended
Dec. 31, 2019
Statement [line items]
Schedule disclosing information related to associates
	Net income statement effect			Other comprehensive income effect [1]			Total comprehensive income effect

(USD millions)	2019	2018	2017	2019	2018	2017	2019	2018	2017

Roche Holding AG, Switzerland	662	526	456	– 94	75	108	568	601	564

GlaxoSmithKline Consumer Healthcare Holdings Ltd., UK		5 910	629		– 557	– 145		5 353	484

Others	– 3	2	23				– 3	2	23

Associated companies related to continuing operations	659	6 438	1 108	– 94	– 482	– 37	565	5 956	1 071

[1] In 2018, Novartis share of other comprehensive income recognized by associated companies, net of taxes of USD 511 million was recycled into the consolidated income statement as a result of the divestment of the investment in GSK Consumer Healthcare Holdings Ltd. No Novartis share of other comprehensive income recognized by associated companies, net of taxes was recycled into the consolidated income statement in 2019 and 2017.

Schedule disclosing information related to associates, balance sheet value
Balance sheet value

(USD millions)	December 31, 2019	December 31, 2018

Roche Holding AG, Switzerland	8 445	8 195

Others	199	157

Total	8 644	8 352

Roche Holding AG, Switzerland
Statement [line items]
Associates summarized financial information
(CHF billions)	Current assets	Non-current assets	Current liabilities	Non-current liabilities

December 31, 2018	32.2	53.7	23.0	25.1

June 30, 2019	32.3	53.8	23.4	25.7

(CHF billions)	Revenue	Net income	Other comprehen- sive income	Total comprehen- sive income

December 31, 2018	59.5	8.6	– 0.1	8.5

June 30, 2019	31.8	8.3	– 0.6	7.7

Purchase price allocation associates
(USD millions)	December 31, 2019

Novartis share of Roche’s estimated net assets	2 404

Novartis share of reappraised intangible assets	297

Implicit Novartis goodwill	2 939

Current value of share in net identifiable assets and goodwill	5 640

Accumulated equity accounting adjustments and translation effects less dividends received	2 805

Balance sheet value	8 445

Schedule disclosing information related to associates, net income effect
(USD millions)	2019	2018	2017

Novartis share of Roche's estimated current-year consolidated net income	910	799	669

Prior-year adjustment	– 129	– 125	– 67

Amortization of fair value adjustments relating to intangible assets, net of taxes of USD 24 million (2018: USD 40 million; 2017: USD 42 million)	– 162	– 148	– 146

Partial release of deferred tax liability recognized	43

Net income effect	662	526	456

GlaxoSmithKline Consumer Healthcare Holdings Ltd., UK
Statement [line items]
Schedule disclosing information related to associates, net income effect
(USD millions)	2018	2017

Novartis share of GSK Consumer Healthcare's estimated current-year consolidated net income	119	589

Prior-year adjustment	4	47

Amortization of fair value adjustments relating to intangible assets and inventory, net of taxes of USD 1 million (2017: USD 1 million)	– 3	– 7

Pre-tax gain on divestment of GSK Consumer Healthcare	5 790

Net income effect	5 910	629